Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond-Debenture Fund

For the period ended March 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.79%

ASSET-BACKED SECURITIES 6.10%

Automobiles 1.33%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	$5,750,000	$5,633,883
Credit Acceptance Auto Loan Trust Series 2023-3A Class A†	6.39%		8/15/2033	18,635,000	18,909,786
Exeter Automobile Receivables Trust Series 2023-5A Class B	6.58%		4/17/2028	34,855,000	35,346,543
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	8,575,000	8,491,746
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	9,487,000	9,411,084
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%		6/15/2026	22,610,000	22,521,658
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%		12/15/2026	26,790,000	26,650,087
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	33,530,000	33,173,901
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	37,765,000	38,085,557
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	58,047,000	56,691,417
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	24,860,000	24,952,385
Total					279,868,047

Credit Card 0.11%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	24,892,000	24,050,317

Home Equity 0.13%
Towd Point Mortgage Trust Series 2024-CES1 Class A1A†	5.848%	#(a)	1/25/2064	27,085,958	27,115,769

Other 4.50%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	62,405,000	62,800,398
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	32,960,000	33,471,134
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	15,815,000	15,789,082

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AGL CLO 28 Ltd. Series 2023-28A Class D†	10.153% (3 mo. USD Term SOFR + 4.85%)	#	1/21/2037	$15,220,000	$15,322,906
Anchorage Capital CLO 28 Ltd. Series 2024-28A Class C†	7.985% (3 mo. USD Term SOFR + 2.70%)	#	4/20/2037	14,500,000	14,496,984
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.54% (1 mo. USD Term SOFR + 1.21%)	#	5/15/2036	10,029,313	10,005,818
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.175% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	28,620,000	28,620,146
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	799,192	798,157
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.914% (3 mo. USD Term SOFR + 2.60%)	#	7/15/2034	9,050,000	9,063,521
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%)	#	1/25/2036	9,980,000	10,102,708
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.606% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	9,300,000	9,316,049
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†	8.174% (3 mo. USD Term SOFR + 2.80%)	#	10/25/2036	9,510,000	9,562,000
Carlyle U.S. CLO Ltd. Series 2023-5A Class D†	10.423% (3 mo. USD Term SOFR + 5.10%)	#	1/27/2036	9,980,000	10,081,708
Carlyle U.S. CLO Ltd. Series 2024-1A Class C†	7.744% (3 mo. USD Term SOFR + 2.45%)	#	4/15/2037	14,490,000	14,485,362
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2037	46,830,000	46,949,875
CIFC Funding Ltd. Series 2023-3A Class D†	9.566% (3 mo. USD Term SOFR + 4.25%)	#	1/20/2037	14,490,000	14,596,813
CIFC Funding Ltd. Series 2024-2A Class C†(b)	6.29% (3 mo. USD Term SOFR + 2.40%)	#	4/22/2037	14,010,000	14,047,547

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 113 CLO Ltd. Series 2022-113A Class CR†	8.116% (3 mo. USD Term SOFR + 2.70%)	#	10/20/2035	$10,710,000	$10,724,846
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%)	#	4/18/2037	10,000,000	10,000,000
Elmwood CLO 23 Ltd. Series 2023-2A Class A†	7.114% (3 mo. USD Term SOFR + 1.80%)	#	4/16/2036	40,000,000	40,127,729
Elmwood CLO 27 Ltd. Series 2024-3A Class B†(b)	11.00% (3 mo. USD Term SOFR + 1.95%)	#	4/18/2037	23,500,000	23,533,581
Elmwood CLO VII Ltd. Series 2020-4A Class CR†	8.017% (3 mo. USD Term SOFR + 2.70%)	#	1/17/2034	9,120,000	9,182,353
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.528% (3 mo. USD Term SOFR + 1.21%)	#	4/17/2031	17,254,543	17,244,381
Generate CLO 14 Ltd. Series 2024-14A Class B†	7.425% (3 mo. USD Term SOFR + 2.10%)	#	4/22/2037	26,000,000	25,998,494
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class DR†	10.107% (3 mo. USD Term SOFR + 4.75%)	#	1/20/2034	13,780,000	13,825,925
Gracie Point International Funding Series 2023-1A Class A†	7.308% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	38,150,541	38,450,640
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.278% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030	9,070,145	9,102,532
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	18,076,938	17,941,343	(c)
Hardee’s Funding LLC Series 2024-1A Class A2†(b)	7.253%		3/20/2054	6,545,000	6,622,072
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	10.61% (3 mo. USD Term SOFR + 5.25%)	#	1/18/2037	13,070,000	13,154,486
Madison Park Funding Ltd. Series 2024-58A Class B†(b)	5.85% (3 mo. USD Term SOFR + 1.95%)	#	4/25/2037	11,500,000	11,514,375	(c)

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.521% (3 mo. USD Term SOFR + 1.21%)	#	4/19/2030	$9,326,517	$9,328,409
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†(b)	7.109% (3 mo. USD Term SOFR + 1.80%)	#	10/18/2030	31,610,000	31,655,171
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.935% (3 mo. USD Term SOFR + 2.55%)	#	10/25/2033	18,320,000	18,430,731
MF1 LLC Series 2022-FL9 Class A†	7.476% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	53,135,000	53,198,621
MF1 LLC Series 2024-FL14 Class A†	7.063% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	47,000,000	47,102,930
Oaktree CLO Ltd. Series 2022-2a Class DR†	9.814% (3 mo. USD Term SOFR + 4.50%)	#	7/15/2033	7,130,000	7,167,952
OCP CLO Ltd. Series 2016-12A Class AR2†	6.568% (3 mo. USD Term SOFR + 1.27%)	#	4/18/2033	20,000,000	20,031,411
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	17,260,000	17,401,045
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	8.006% (3 mo. USD Term SOFR + 2.65%)	#	10/20/2036	25,450,000	25,612,542
Palmer Square CLO Ltd. Series 2023-4A Class C†	8.013% (3 mo. USD Term SOFR + 2.60%)	#	10/20/2033	15,940,000	16,017,257
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	30,804,795	29,101,641
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†	8.072% (3 mo. USD Term SOFR + 2.70%)	#	10/23/2036	9,510,000	9,562,126
Sixth Street CLO XXIV Ltd. Series 2024-24A Class B†(b)	8.579% (3 mo. USD Term SOFR + 2.00%)	#	4/23/2037	16,590,000	16,590,000
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	25,905,997	21,190,220
Texas Debt Capital CLO Ltd. Series 2024-1A Class C†	7.679% (3 mo. USD Term SOFR + 2.35%)	#	4/22/2037	8,790,000	8,789,310

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.963% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2033	$19,000,000	$19,000,216
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†	7.968% (3 mo. USD Term SOFR + 2.65%)	#	10/20/2034	7,725,000	7,736,097
Voya CLO Ltd. Series 2014-1A Class AAR2†	6.55% (3 mo. USD Term SOFR + 1.25%)	#	4/18/2031	21,321,223	21,360,747
Total					946,209,391

Rec Vehicle Loan 0.03%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	7,127,289	7,097,463
Total Asset-Backed Securities (cost $1,286,699,008)					1,284,340,987

				Shares
COMMON STOCKS 7.58%

Aerospace & Defense 0.10%
Huntington Ingalls Industries, Inc.				72,367	21,092,810

Automobile Components 0.04%
Chassix Holdings, Inc.				1,771,844	7,530,339

Banks 0.21%
First Citizens BancShares, Inc. Class A				27,539	45,026,265

Beverages 0.12%
Celsius Holdings, Inc.*				307,578	25,504,368

Biotechnology 0.10%
Natera, Inc.*				232,111	21,228,872

Broadline Retail 0.16%
Amazon.com, Inc.*				184,246	33,234,293

Building Products 0.10%
Trane Technologies PLC (Ireland)(d)				69,298	20,803,260

Capital Markets 0.51%
ARES Management Corp. Class A				158,914	21,132,384
Coinbase Global, Inc. Class A*				164,236	43,542,248
Tradeweb Markets, Inc. Class A				411,940	42,911,790
Total					107,586,422

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Shares	Fair Value
Chemicals 0.10%
Sherwin-Williams Co.	63,493	$22,053,024

Commercial Services & Supplies 0.11%
Republic Services, Inc.	118,554	22,695,978

Consumer Finance 0.10%
American Express Co.	92,173	20,986,870

Consumer Staples Distribution & Retail 0.20%
Maplebear, Inc.*	551,114	20,551,041
U.S. Foods Holding Corp.*	399,727	21,573,266
Total		42,124,307

Diversified Consumer Services 0.10%
Bright Horizons Family Solutions, Inc.*	193,372	21,920,650

Electrical Equipment 0.20%
Eaton Corp. PLC	66,779	20,880,458
Hubbell, Inc.	50,789	21,079,974
Total		41,960,432

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	62,997

Energy Equipment & Services 0.11%
Weatherford International PLC*	199,952	23,078,460

Entertainment 0.36%
Netflix, Inc.*	37,200	22,592,676
Nintendo Co. Ltd.(e)	369,500	20,161,624
Spotify Technology SA (Sweden)*(d)	121,980	32,190,522
Total		74,944,822

Financial Services 0.21%
Fiserv, Inc.*	143,497	22,933,691
PayPal Holdings, Inc.*	324,481	21,736,982
Total		44,670,673

Food Products 0.10%
McCormick & Co., Inc.	272,750	20,949,928

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Shares	Fair Value
Ground Transportation 0.40%
Canadian Pacific Kansas City Ltd.(e)	245,121	$21,612,197
Old Dominion Freight Line, Inc.	143,902	31,559,148
Uber Technologies, Inc.*	396,349	30,514,909
Total		83,686,254

Health Care Equipment & Supplies 0.42%
GE HealthCare Technologies, Inc.	244,651	22,241,222
Glaukos Corp.*	240,422	22,669,390
Intuitive Surgical, Inc.*	108,074	43,131,253
Total		88,041,865

Health Care Providers & Services 0.11%
Universal Health Services, Inc. Class B	128,889	23,517,087

Hotels, Restaurants & Leisure 0.49%
Aristocrat Leisure Ltd.(e)	711,174	19,913,524
Domino’s Pizza, Inc.	54,590	27,124,679
DraftKings, Inc. Class A*	754,628	34,267,658
Dutch Bros, Inc. Class A*	658,381	21,726,573
Total		103,032,434

Insurance 0.32%
Progressive Corp.	220,270	45,556,241
Willis Towers Watson PLC (United Kingdom)(d)	77,155	21,217,625
Total		66,773,866

Interactive Media & Services 0.15%
Meta Platforms, Inc. Class A	66,459	32,271,161

Life Sciences Tools & Services 0.10%
Danaher Corp.	83,745	20,912,801

Machinery 0.20%
PACCAR, Inc.	169,258	20,969,373
Xylem, Inc.	169,349	21,886,665
Total		42,856,038

Marine Transportation 0.10%
Kirby Corp.*	225,731	21,516,679

Metals & Mining 0.23%
Southern Copper Corp.	239,837	25,547,437
Teck Resources Ltd. Class B (Canada)(d)	496,604	22,734,531
Total		48,281,968

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Shares	Fair Value
Miscellaneous Financials 0.03%
Utex Industries	113,840	$6,118,900	(f)

Oil, Gas & Consumable Fuels 0.25%
Frontline PLC (Norway)(d)	865,020	20,224,168
Imperial Oil Ltd.(e)	467,447	32,242,127
Total		52,466,295

Personal Care Products 0.04%
Gibson Brands Private Equity	106,902	7,750,395

Professional Services 0.20%
Booz Allen Hamilton Holding Corp.	142,930	21,216,529
Leidos Holdings, Inc.	161,296	21,144,293
Total		42,360,822

Real Estate Management & Development 0.11%
CoStar Group, Inc.*	235,144	22,714,910

Semiconductors & Semiconductor Equipment 0.35%
Advanced Micro Devices, Inc.*	116,766	21,075,095
Broadcom, Inc.	16,218	21,495,500
KLA Corp.	45,770	31,973,549
Total		74,544,144

Software 0.17%
AppLovin Corp. Class A*	503,346	34,841,610

Specialty Retail 0.28%
Claire’s Holdings LLC	15,164	985,684
Floor & Decor Holdings, Inc. Class A*	179,729	23,296,473
O’Reilly Automotive, Inc.*	30,105	33,984,933
Total		58,267,090

Textiles, Apparel & Luxury Goods 0.47%
Birkenstock Holding PLC (United Kingdom)*(d)(g)	519,669	24,554,360
Deckers Outdoor Corp.*	22,851	21,508,733
Hermes International SCA(e)	12,420	31,742,790
Lululemon Athletica, Inc. (Canada)*(d)	53,611	20,943,137
Total		98,749,020

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments			Shares	Fair Value
Trading Companies & Distributors 0.22%
SiteOne Landscape Supply, Inc.*			117,567	$20,521,320
United Rentals, Inc.			36,475	26,302,487
Total				46,823,807

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			44,897	1,975,468
Total Common Stocks (cost $1,431,066,137)				1,594,957,384

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 69.28%

Advertising 0.19%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	$7,359,000	6,450,973
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	20,413,000	20,306,459
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	12,069,000	12,582,114
Total				39,339,546

Aerospace/Defense 1.95%
BAE Systems PLC (United Kingdom)†(d)	5.25%	3/26/2031	8,946,000	8,990,693
Boeing Co.	5.15%	5/1/2030	21,720,000	21,024,878
Boeing Co.	5.805%	5/1/2050	42,883,000	40,612,647
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	20,954,000	20,634,969
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	24,117,000	24,492,092
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	34,016,000	35,065,530
HEICO Corp.	5.35%	8/1/2033	13,525,000	13,576,472
RTX Corp.	5.15%	2/27/2033	16,813,000	16,853,800
Spirit AeroSystems, Inc.	4.60%	6/15/2028	15,375,000	14,427,832
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	19,860,000	21,687,855
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,513,883
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	54,742,272
TransDigm, Inc.	5.50%	11/15/2027	77,736,000	76,145,708
Triumph Group, Inc.†	9.00%	3/15/2028	33,629,000	35,494,804
Total				410,263,435

Agriculture 0.70%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	23,071,304
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	20,171,000	20,586,452
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	12,475,000	13,921,769

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture (continued)
Philip Morris International, Inc.	5.125%	2/13/2031	$17,297,000	$17,191,623
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	24,125,000	22,414,045
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	27,334,000	23,727,623
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	27,102,000	26,764,605
Total				147,677,421

Airlines 1.99%
Air Canada (Canada)†(d)	3.875%	8/15/2026	44,809,000	42,812,795
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	25,245,051	24,658,604
American Airlines Pass-Through Trust	3.00%	4/15/2030	11,811,198	10,775,625
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,824,227
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	120,318,665
Azul Secured Finance LLP†	11.93%	8/28/2028	24,643,000	25,279,849
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	12,787,926	11,504,884
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%	5/15/2034	9,532,150	8,913,693
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	28,994,646
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	48,588,300	45,652,405
JetBlue Pass-Through Trust	2.95%	11/15/2029	10,914,100	9,734,295
JetBlue Pass-Through Trust	8.00%	11/15/2027	6,319,775	6,380,426
United Airlines Pass-Through Trust	5.80%	7/15/2037	24,046,000	24,542,483
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	28,620,624	28,555,380
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	13,757,226
Total				418,705,203

Auto Manufacturers 0.37%
Allison Transmission, Inc.†	3.75%	1/30/2031	37,678,000	32,910,087
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.00%	3/31/2029	20,854,000	21,253,667
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%	1/15/2028	23,500,000	23,149,060
Total				77,312,814

Auto Parts & Equipment 0.44%
Adient Global Holdings Ltd.†	7.00%	4/15/2028	13,501,000	13,807,756
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	5/15/2028	19,552,000	19,834,194
Tenneco, Inc.†	8.00%	11/17/2028	23,120,000	21,118,111

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment (continued)
ZF North America Capital, Inc.†	6.875%		4/14/2028		$21,422,000	$22,239,798
ZF North America Capital, Inc.†	7.125%		4/14/2030		15,278,000	16,112,744
Total						93,112,603

Banks 5.38%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		34,400,000	27,993,581
Akbank TAS (Turkey)†(d)	9.369% (5 yr. CMT + 5.27%)	#	–	(h)	24,524,000	24,516,643
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%)	#	10/26/2031		51,057,000	1	(f)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		49,324,000	53,030,241
Banco de Credito e Inversiones SA (Chile)†(d)	8.75% (5 yr. CMT + 4.94%)	#	–	(h)	5,255,000	5,422,503
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027		22,014,000	20,146,972
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026		24,131,000	24,289,844
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		39,957,000	33,392,763
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	23,525,078
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		41,628,000	43,155,581
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		22,233,000	23,491,655
BNP Paribas SA (France)†(d)	5.894% (SOFR + 1.87%)	#	12/5/2034		22,387,000	23,418,972
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%)	#	1/18/2029		50,923,000	51,990,403
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		20,706,000	20,686,256
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		22,215,000	21,444,812
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026		24,645,000	24,739,465
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029		42,171,000	43,637,784
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		54,127,000	55,709,178

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029		$16,837,000	$17,363,257
First Republic Bank	4.375%		8/1/2046		20,817,000	936,765
First Republic Bank	4.625%		2/13/2047		15,410,000	731,975
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	51,716,140
Freedom Mortgage Corp.†	12.00%		10/1/2028		5,315,000	5,798,957
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		22,552,000	17,110,747
KeyBank NA	5.85%		11/15/2027		16,351,000	16,224,230
Lloyds Banking Group PLC (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%)	#	3/6/2029		20,198,000	20,532,122
Lloyds Banking Group PLC (United Kingdom)(d)	6.912% (SOFR + 1.56%)	#	8/7/2027		24,531,000	24,905,471
Macquarie Bank Ltd. (United Kingdom)(d)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(h)	10,748,000	10,325,381
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	8.20% (5 yr. CMT + 3.29%)	#	–	(h)	13,125,000	14,194,740
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		33,670,000	34,599,965
Norinchukin Bank (Japan)†(d)	5.43%		3/9/2028		15,835,000	16,053,671
Standard Chartered PLC (United Kingdom)†(d)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		17,680,000	18,218,582
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		40,170,000	43,000,791
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%)	#	–	(h)	12,726,000	12,773,964
SVB Financial Group(i)	4.25% (5 yr. CMT + 3.07%)		–	(h)	78,029,000	1,543,904
TC Ziraat Bankasi AS (Turkey)†(d)	8.00%		1/16/2029		28,354,000	28,794,168
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		10,787,000	10,838,613
Turkiye Garanti Bankasi AS (Turkey)†(d)	8.375% (5 yr. CMT + 4.09%)	#	2/28/2034		9,962,000	9,968,874

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030		$20,679,000	$20,775,699
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		66,016,000	62,453,614
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%)	#	–	(h)	24,151,000	26,227,382
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%)	#	–	(h)	13,301,000	15,043,923
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	46,502,611
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	32,074,066
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		36,659,000	31,646,248
Yapi ve Kredi Bankasi AS (Turkey)†(d)	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		19,391,000	19,975,057
Total						1,130,922,649

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028		16,884,000	16,483,005
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	14,596,126
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		22,947,000	21,889,318
Total						52,968,449

Building Materials 1.29%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	21,711,555
Builders FirstSource, Inc.†	4.25%		2/1/2032		22,175,000	19,902,504
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	22,005,528
Carrier Global Corp.	5.90%		3/15/2034		7,415,000	7,796,551
Carrier Global Corp.	6.20%		3/15/2054		7,894,000	8,698,870
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030		56,012,000	56,619,338
Griffon Corp.	5.75%		3/1/2028		16,769,000	16,434,569
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		34,251,000	31,556,020
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		27,426,000	26,838,594
St. Mary’s Cement, Inc. (Canada)†(d)	5.75%		4/2/2034		7,859,000	7,803,987
Standard Industries, Inc.†	4.375%		7/15/2030		15,318,000	13,774,561
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%		1/15/2031		15,400,000	16,018,187
Vulcan Materials Co.	4.50%		6/15/2047		24,390,000	21,347,565
Total						270,507,829

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals 1.30%
Cabot Corp.	5.00%	6/30/2032	$32,395,000	$31,654,529
Celanese U.S. Holdings LLC	6.165%	7/15/2027	38,493,000	39,222,430
Ingevity Corp.†	3.875%	11/1/2028	24,342,000	22,010,319
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	22,392,000	22,337,614
OCP SA (Malaysia)†(d)	3.75%	6/23/2031	43,718,000	37,375,611
Olin Corp.	5.00%	2/1/2030	22,985,000	21,833,242
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028	22,116,000	23,585,977
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	21,862,000	20,389,382
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	29,857,000	27,675,666
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029	31,346,000	27,972,844
Total				274,057,614

Coal 0.35%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,538,829
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	36,312,000	33,511,370
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,593,115
Total				73,643,314

Commercial Services 1.40%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%	7/30/2027	15,278,000	14,034,492
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.20%	8/4/2027	10,187,000	9,418,995
Allied Universal Holdco LLC†	7.875%	2/15/2031	22,654,000	22,972,221
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	5,561,000	5,562,017
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(d)	4.625%	6/1/2028	24,282,000	22,201,297
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	18,674,645
Ashtead Capital, Inc.†	5.55%	5/30/2033	17,598,000	17,318,356
Ashtead Capital, Inc.†	5.80%	4/15/2034	9,216,000	9,210,870
Brink’s Co.†	4.625%	10/15/2027	15,353,000	14,588,385
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	23,921,263
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	14,444,000	14,824,166
Gartner, Inc.†	3.625%	6/15/2029	34,280,000	31,070,083
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	20,441,289
Hertz Corp.	Zero Coupon	10/15/2024	16,775,000	671,000
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	3,343,600

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
ITR Concession Co. LLC†	5.183%	7/15/2035	$12,438,000	$10,764,225
NESCO Holdings II, Inc.†	5.50%	4/15/2029	23,478,000	22,238,768
Wand NewCo 3, Inc.†	7.625%	1/30/2032	31,480,000	32,583,909
Total				293,839,581

Computers 1.12%
Booz Allen Hamilton, Inc.	5.95%	8/4/2033	18,162,000	18,811,419
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	102,227,000	90,774,253
Fortinet, Inc.	2.20%	3/15/2031	17,352,000	14,497,899
McAfee Corp.†	7.375%	2/15/2030	26,054,000	23,921,259
NCR Atleos Corp.†	9.50%	4/1/2029	21,129,000	22,621,426
NCR Voyix Corp.†	5.125%	4/15/2029	22,314,000	20,720,957
NetApp, Inc.	2.70%	6/22/2030	10,143,000	8,792,463
Seagate HDD Cayman (Cayman Islands)†(d)	8.25%	12/15/2029	13,411,000	14,423,584
Western Digital Corp.	3.10%	2/1/2032	27,000,000	21,765,272
Total				236,328,532

Distribution/Wholesale 0.68%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	24,375,000	22,839,511
Ferguson Finance PLC (United Kingdom)†(d)	3.25%	6/2/2030	23,101,000	20,681,236
H&E Equipment Services, Inc.†	3.875%	12/15/2028	22,711,000	20,819,360
LKQ Corp.	6.25%	6/15/2033	27,041,000	28,179,407
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	21,911,000	22,951,619
Windsor Holdings III LLC†	8.50%	6/15/2030	25,292,000	26,550,505
Total				142,021,638

Diversified Financial Services 2.30%
AG Issuer LLC†	6.25%	3/1/2028	24,003,000	23,524,330
Aircastle Ltd.†	6.50%	7/18/2028	22,558,000	23,027,206
Ally Financial, Inc.	6.70%	2/14/2033	44,941,000	45,447,075
Apollo Global Management, Inc.	6.375%	11/15/2033	19,031,000	20,481,114
ARES Management Corp.	6.375%	11/10/2028	22,294,000	23,384,953
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	29,720,000	28,695,114
Azul Secured Finance LLP†	11.50%	5/28/2029	38,391,638	33,005,180
Coinbase Global, Inc.†	3.375%	10/1/2028	39,479,000	33,868,169
Coinbase Global, Inc.†	3.625%	10/1/2031	11,267,000	9,110,644
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	19,878,000	20,361,970
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%	9/15/2024	27,844,383	26,431,966

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(d)(i)	6.054% (3 mo. USD LIBOR + 5.75%)		1/15/2015		$15,000,000	$–	(f)(j)
ILFC E-Capital Trust I†	7.145% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065		13,991,000	10,963,135
ILFC E-Capital Trust II†	7.395% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065		7,488,000	6,013,147
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		18,510,000	17,141,632
LPL Holdings, Inc.†	4.00%		3/15/2029		21,679,000	19,944,353
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031		15,180,000	15,462,131
Navient Corp.	5.50%		3/15/2029		27,371,000	25,515,282
Navient Corp.	6.75%		6/15/2026		21,670,000	21,863,751
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		25,846,000	20,991,178
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		22,745,000	23,391,982
Synchrony Financial	7.25%		2/2/2033		35,946,000	35,725,293
Total						484,349,605

Electric 3.49%
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028		26,506,000	25,488,759
Calpine Corp.†	4.50%		2/15/2028		23,379,000	22,192,586
Calpine Corp.†	4.625%		2/1/2029		74,359,000	68,897,056
Calpine Corp.†	5.125%		3/15/2028		27,994,000	26,890,714
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		17,565,000	16,410,809
Constellation Energy Generation LLC	5.60%		6/15/2042		21,992,000	21,750,427
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	29,381,615
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	44,690,832
Constellation Energy Generation LLC	6.50%		10/1/2053		15,050,000	16,570,498
ITC Holdings Corp.†	4.95%		9/22/2027		22,504,000	22,370,291
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		28,384,934	27,010,493
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		35,216,000	32,986,637
NRG Energy, Inc.†	7.00%		3/15/2033		15,995,000	17,083,076
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(h)	40,754,000	43,755,450
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		1,131,520	1,126,717
Pacific Gas & Electric Co.	6.15%		1/15/2033		38,334,000	39,553,304
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	47,238,524
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		26,956,000	25,152,649

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
PG&E Corp.	5.25%		7/1/2030			$22,743,000	$21,635,168
Pike Corp.†	5.50%		9/1/2028			25,272,000	24,215,762
Pike Corp.†	8.625%		1/31/2031			15,092,000	16,056,635
Puget Energy, Inc.	4.10%		6/15/2030			26,045,000	23,831,271
Talen Energy Supply LLC†	8.625%		6/1/2030			24,852,000	26,594,341
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(h)		21,649,000	21,457,205
Vistra Operations Co. LLC†	4.375%		5/1/2029			77,332,000	71,719,607
Total							734,060,426

Electronics 0.23%
Imola Merger Corp.†	4.75%		5/15/2029			18,106,000	16,993,127
Trimble, Inc.	6.10%		3/15/2033			31,018,000	32,422,229
Total							49,415,356

Energy-Alternate Sources 0.47%
TerraForm Power Operating LLC†	4.75%		1/15/2030			23,420,000	21,486,794
TerraForm Power Operating LLC†	5.00%		1/31/2028			23,969,000	22,846,371
Topaz Solar Farms LLC†	5.75%		9/30/2039			54,225,159	54,194,793
Total							98,527,958

Engineering & Construction 0.93%
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	5.125%		8/11/2061			53,645,000	39,359,143
Brand Industrial Services, Inc.†	10.375%		8/1/2030			18,077,000	19,593,895
Fluor Corp.	4.25%		9/15/2028			23,125,000	21,629,388
Heathrow Finance PLC	6.625%		3/1/2031		GBP	16,264,000	20,342,424
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$27,604,000	27,967,172
Jacobs Engineering Group, Inc.	6.35%		8/18/2028			16,087,000	16,635,910
MasTec, Inc.†	4.50%		8/15/2028			23,035,000	21,922,297
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%		12/7/2028			20,581,000	21,264,804
TopBuild Corp.†	4.125%		2/15/2032			8,500,000	7,530,849
Total							196,245,882

Entertainment 1.87%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			25,427,858	18,981,704
Boyne USA, Inc.†	4.75%		5/15/2029			23,563,000	21,857,208
Caesars Entertainment, Inc.†	4.625%		10/15/2029			38,882,000	35,486,470
Caesars Entertainment, Inc.†	7.00%		2/15/2030			30,300,000	31,121,433
Churchill Downs, Inc.†	4.75%		1/15/2028			36,115,000	34,404,922
Churchill Downs, Inc.†	5.50%		4/1/2027			34,952,000	34,331,186

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026		$26,904,000	$26,672,289
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	41,033,731
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		42,170,000	41,299,822
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		42,245,000	38,588,759
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	44,468,529
WMG Acquisition Corp.†	3.75%	12/1/2029		27,478,000	24,643,218
Total					392,889,271

Environmental Control 0.26%
Madison IAQ LLC†	4.125%	6/30/2028		32,278,000	29,882,469
Madison IAQ LLC†	5.875%	6/30/2029		26,967,000	24,698,935
Total					54,581,404

Food 1.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		48,449,000	43,531,417
Bellis Acquisition Co. PLC	3.25%	2/16/2026	GBP	27,281,000	32,600,647
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$16,808,000	15,693,248
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		13,443,000	13,644,648
J M Smucker Co.	6.20%	11/15/2033		13,491,000	14,398,710
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	22,127,500
McCormick & Co., Inc.	4.95%	4/15/2033		14,652,000	14,498,717
Post Holdings, Inc.†	4.50%	9/15/2031		22,633,000	20,381,064
Post Holdings, Inc.†	4.625%	4/15/2030		22,270,000	20,460,848
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,037,000	27,020,144
U.S. Foods, Inc.†	4.75%	2/15/2029		24,298,000	23,094,141
Total					247,451,084

Gas 0.20%
Brooklyn Union Gas Co.†	3.407%	3/10/2026		22,726,000	21,805,162
Southwest Gas Corp.	4.05%	3/15/2032		22,297,000	20,479,883
Total					42,285,045

Hand/Machine Tools 0.31%
Regal Rexnord Corp.†	6.40%	4/15/2033		63,120,000	65,526,571

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.77%
Bausch & Lomb Corp. (Canada)†(d)	8.375%	10/1/2028	$20,761,000	$21,506,527
Boston Scientific Corp.	6.50%	11/15/2035	13,056,000	14,534,812
GE HealthCare Technologies, Inc.	6.377%	11/22/2052	12,938,000	14,617,920
Medline Borrower LP†	3.875%	4/1/2029	45,158,000	41,132,684
Medline Borrower LP†	5.25%	10/1/2029	25,194,000	23,831,849
Solventum Corp.†	5.45%	3/13/2031	26,992,000	26,931,315
Solventum Corp.†	5.60%	3/23/2034	19,282,000	19,353,684
Total				161,908,791

Health Care-Services 3.43%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	69,909,000	66,869,986
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,607,000	24,309,195
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	103,117,000	79,673,546
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	22,394,000	18,279,824
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	16,253,000	12,183,769
DaVita, Inc.†	4.625%	6/1/2030	62,876,000	56,333,369
HCA, Inc.	3.50%	9/1/2030	24,212,000	21,904,102
HCA, Inc.	5.50%	6/1/2033	22,533,000	22,621,998
HCA, Inc.	7.69%	6/15/2025	7,994,000	8,092,864
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	23,386,000	23,211,847
IQVIA, Inc.	6.25%	2/1/2029	14,232,000	14,789,112
LifePoint Health, Inc.†	9.875%	8/15/2030	22,545,000	23,611,198
LifePoint Health, Inc.†	11.00%	10/15/2030	25,695,000	27,494,706
Molina Healthcare, Inc.†	3.875%	11/15/2030	41,142,000	36,612,253
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	35,218,650
Montefiore Obligated Group	5.246%	11/1/2048	42,910,000	32,520,803
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	11,747,000	11,771,798
Star Parent, Inc.†	9.00%	10/1/2030	36,595,000	38,774,452
Surgery Center Holdings, Inc.†(b)	7.25%	4/15/2032	22,320,000	22,521,230
Tenet Healthcare Corp.	4.375%	1/15/2030	27,941,000	25,848,264
Tenet Healthcare Corp.	6.125%	10/1/2028	68,563,000	68,374,520
Tenet Healthcare Corp.	6.125%	6/15/2030	24,534,000	24,508,386
Tenet Healthcare Corp.†	6.75%	5/15/2031	25,561,000	26,058,928
Total				721,584,800

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Holding Companies-Diversified 0.22%
Benteler International AG (Austria)†(d)	10.50%		5/15/2028	$21,318,000	$23,074,774
Stena International SA (Luxembourg)†(d)	7.25%		1/15/2031	22,240,000	22,213,267
Total					45,288,041

Home Builders 0.17%
PulteGroup, Inc.	6.375%		5/15/2033	19,353,000	20,559,968
Toll Brothers Finance Corp.	4.35%		2/15/2028	14,968,000	14,475,753
Total					35,035,721

Home Furnishings 0.09%
Leggett & Platt, Inc.	4.40%		3/15/2029	19,665,000	18,464,521

Insurance 2.27%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027	29,808,000	29,391,991
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	40,721,513
Arch Capital Finance LLC	4.011%		12/15/2026	14,967,000	14,521,627
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031	18,104,000	18,040,745
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032	21,499,000	21,249,773
Arthur J Gallagher & Co.	6.75%		2/15/2054	13,542,000	15,385,508
Athene Holding Ltd.	5.875%		1/15/2034	34,626,000	34,717,340
AXIS Specialty Finance PLC (United Kingdom)(d)	5.15%		4/1/2045	20,919,000	18,619,619
Brown & Brown, Inc.	2.375%		3/15/2031	20,059,000	16,642,672
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031	23,169,000	23,280,485
HUB International Ltd.†	7.25%		6/15/2030	31,554,000	32,450,354
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,386,009
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030	10,819,000	11,286,976
Old Republic International Corp.	5.75%		3/28/2034	13,682,000	13,753,896
Panther Escrow Issuer LLC†(b)	7.125%		6/1/2031	26,138,000	26,595,676
PartnerRe Finance B LLC	3.70%		7/2/2029	15,406,000	14,730,928
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033	32,586,000	32,880,049
Selective Insurance Group, Inc.	5.375%		3/1/2049	10,049,000	9,618,749
Swiss RE Subordinated Finance PLC (United Kingdom)†(b)(d)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	20,200,000	20,219,099

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Transatlantic Holdings, Inc.	8.00%	11/30/2039	$15,659,000	$20,065,721
Willis North America, Inc.	5.90%	3/5/2054	44,990,000	45,582,031
Total				477,140,761

Internet 0.38%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	35,000,000	36,093,455
Gen Digital, Inc.†	6.75%	9/30/2027	22,453,000	22,795,857
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038	24,722,000	21,227,721
Total				80,117,033

Investment Companies 0.27%
ARES Capital Corp.	7.00%	1/15/2027	34,688,000	35,699,429
Blackstone Private Credit Fund†	6.25%	1/25/2031	21,138,000	21,249,427
Total				56,948,856

Iron-Steel 0.48%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027	19,727,000	20,481,446
Commercial Metals Co.	4.375%	3/15/2032	15,677,000	14,140,392
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030	25,341,000	26,129,029
Steel Dynamics, Inc.	3.45%	4/15/2030	18,014,000	16,534,158
U.S. Steel Corp.	6.875%	3/1/2029	24,139,000	24,392,291
Total				101,677,316

Leisure Time 1.53%
Carnival Corp.†	4.00%	8/1/2028	41,410,000	38,601,160
Carnival Corp.†	5.75%	3/1/2027	49,676,000	49,197,148
Carnival Corp.†	6.00%	5/1/2029	29,128,000	28,759,085
NCL Corp. Ltd.†	5.875%	3/15/2026	34,273,000	33,855,240
NCL Corp. Ltd.†	5.875%	2/15/2027	36,990,000	36,570,626
NCL Corp. Ltd.†	8.375%	2/1/2028	12,109,000	12,799,746
Polaris, Inc.	6.95%	3/15/2029	44,484,000	47,354,180
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	23,950,000	23,754,331
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	20,713,000	20,891,028
Viking Cruises Ltd.†	5.875%	9/15/2027	27,088,000	26,595,405
Viking Ocean Cruises Ship VII Ltd.†	5.625%	2/15/2029	4,600,000	4,480,701
Total				322,858,650

Lodging 1.54%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	27,745,000	26,631,630
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	23,215,780

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	$25,419,000	$25,540,299
Las Vegas Sands Corp.	3.50%	8/18/2026	18,873,000	17,876,666
Marriott International, Inc.	3.50%	10/15/2032	23,858,000	20,925,751
MGM China Holdings Ltd. (Macau)†(d)	5.875%	5/15/2026	23,450,000	23,174,711
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	57,502,000	50,014,573
Sands China Ltd. (Macau)(d)	4.625%	6/18/2030	35,200,000	32,306,842
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	25,193,000	24,722,838
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	24,221,000	21,330,599
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	37,094,000	36,354,093
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	23,813,000	22,812,990
Total				324,906,772

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	16,917,344

Machinery-Diversified 0.70%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	11,049,000	11,439,781
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	20,244,000	16,714,053
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	36,050,000	36,356,028
SPX FLOW, Inc.†	8.75%	4/1/2030	17,647,000	17,838,717
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	46,174,000	44,660,633
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	20,226,705
Total				147,235,917

Media 2.97%
AMC Networks, Inc.	4.25%	2/15/2029	27,786,000	19,713,255
AMC Networks, Inc.†(b)	10.25%	1/15/2029	16,597,000	16,727,867
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	32,304,638
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	44,402,000	40,679,239
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	30,935,961
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	41,519,000	40,742,923
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	6,531,325
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	13,314,236
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	14,428,825
CSC Holdings LLC†	11.75%	1/31/2029	25,157,000	25,211,959
DISH DBS Corp.	5.875%	11/15/2024	32,829,000	31,482,010
DISH Network Corp.†	11.75%	11/15/2027	96,038,000	98,142,288

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
FactSet Research Systems, Inc.	3.45%	3/1/2032	$23,698,000	$20,944,545
Gray Television, Inc.†	5.375%	11/15/2031	29,785,000	19,559,047
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	22,575,000	21,208,953
News Corp.†	3.875%	5/15/2029	21,928,000	20,070,418
Nexstar Media, Inc.†	4.75%	11/1/2028	25,187,000	22,973,801
Nexstar Media, Inc.†	5.625%	7/15/2027	23,466,000	22,527,473
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	53,571,000	47,862,893
Univision Communications, Inc.†	4.50%	5/1/2029	40,601,000	36,318,987
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	49,172,000	42,266,943
Total				623,947,586

Metal Fabricate-Hardware 0.20%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	46,574,000	42,702,275

Mining 1.84%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	9,831,000	10,026,676
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	22,140,000	22,474,668
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	25,446,000	24,767,368
First Quantum Minerals Ltd. (Canada)†(d)	9.375%	3/1/2029	6,851,000	7,105,617
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	59,000,000	52,771,128
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	28,083,000	27,797,797
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	31,767,000	31,604,928
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	34,574,731
Glencore Funding LLC†	2.50%	9/1/2030	19,663,000	16,706,106
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	25,434,767
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	25,948,198
Kinross Gold Corp. (Canada)†(d)	6.25%	7/15/2033	36,065,000	37,438,037
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	185,297	–	(f)
Novelis Corp.†	4.75%	1/30/2030	36,313,000	33,533,519
WE Soda Investments Holding PLC (United Kingdom)†(d)	9.50%	10/6/2028	35,318,000	36,763,707
Total				386,947,247

Oil & Gas 9.06%
Antero Resources Corp.†	5.375%	3/1/2030	97,896,000	94,103,529
Apache Corp.	4.25%	1/15/2030	22,054,000	20,437,830

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Apache Corp.	4.75%		4/15/2043		$46,044,000	$36,333,818
Apache Corp.	5.10%		9/1/2040		49,056,000	42,131,839
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		22,755,000	23,780,640
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		27,320,000	28,529,538
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%)	#	–	(h)	9,014,000	9,357,334
Cenovus Energy, Inc. (Canada)(d)	3.75%		2/15/2052		15,891,000	11,694,349
Cenovus Energy, Inc. (Canada)(d)	5.40%		6/15/2047		71,382,000	67,505,012
Chesapeake Energy Corp.†	6.75%		4/15/2029		19,198,000	19,419,238
CITGO Petroleum Corp.†	7.00%		6/15/2025		22,960,000	22,945,721
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	29,477,008
Civitas Resources, Inc.†	8.625%		11/1/2030		19,449,000	20,897,211
Civitas Resources, Inc.†	8.75%		7/1/2031		26,928,000	28,848,236
Comstock Resources, Inc.†	6.75%		3/1/2029		36,417,000	34,761,582
Continental Resources, Inc.	4.375%		1/15/2028		21,473,000	20,758,392
Continental Resources, Inc.†	5.75%		1/15/2031		33,154,000	32,977,833
Cosan Luxembourg SA (Luxembourg)†(d)	7.25%		6/27/2031		22,811,000	23,311,382
Crescent Energy Finance LLC†	7.625%		4/1/2032		16,919,000	17,061,464
Crescent Energy Finance LLC†	9.25%		2/15/2028		20,444,000	21,603,809
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%		10/1/2030		20,793,000	21,960,173
Ecopetrol SA (Colombia)(d)	5.875%		5/28/2045		59,957,000	44,812,252
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		33,746,000	34,137,285
Helmerich & Payne, Inc.	2.90%		9/29/2031		26,951,000	22,648,230
Kosmos Energy Ltd.†	7.75%		5/1/2027		43,319,000	42,803,374
Marathon Oil Corp.	5.70%		4/1/2034		28,150,000	28,160,295
Matador Resources Co.†(b)	6.50%		4/15/2032		22,263,000	22,317,829
Matador Resources Co.†	6.875%		4/15/2028		43,709,000	44,750,367
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%		6/30/2031		41,291,326	37,408,798
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029		57,133,000	56,190,220
Murphy Oil Corp.	6.375%		7/15/2028		17,033,000	17,158,908
Nabors Industries, Inc.†	7.375%		5/15/2027		22,606,000	22,582,686
Noble Finance II LLC†	8.00%		4/15/2030		19,533,000	20,360,027
Occidental Petroleum Corp.	6.125%		1/1/2031		20,079,000	20,813,289
Occidental Petroleum Corp.	6.625%		9/1/2030		19,846,000	21,047,874
Occidental Petroleum Corp.	7.50%		5/1/2031		18,501,000	20,605,637
Occidental Petroleum Corp.	8.875%		7/15/2030		17,825,000	20,723,972

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
OGX Austria GmbH (Brazil)†(d)(i)	8.50%	6/1/2018	$20,000,000	$400
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	36,962,551
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	29,191,785
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	23,666,000	25,458,068
Permian Resources Operating LLC†	6.875%	4/1/2027	19,848,000	19,867,868
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	30,987,000	27,473,514
Petroleos Mexicanos (Mexico)(d)	10.00%	2/7/2033	42,742,000	42,595,378
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	25,184,000	25,160,629
Raizen Fuels Finance SA (Luxembourg)†(d)	6.45%	3/5/2034	12,011,000	12,330,649
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	50,518,787
Rockcliff Energy II LLC†	5.50%	10/15/2029	26,449,000	24,775,188
Seadrill Finance Ltd.†	8.375%	8/1/2030	21,159,000	22,217,881
SM Energy Co.	6.625%	1/15/2027	87,786,000	87,768,074
Southwestern Energy Co.	5.375%	2/1/2029	17,132,000	16,654,514
Southwestern Energy Co.	5.375%	3/15/2030	34,107,000	32,858,373
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	28,398,000	31,480,684
Talos Production, Inc.†	9.00%	2/1/2029	16,303,000	17,325,573
Transocean, Inc.†	8.75%	2/15/2030	54,468,000	56,828,425
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	20,774,000	20,301,775
Viper Energy, Inc.†	5.375%	11/1/2027	37,638,000	36,867,513
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	15,848,611
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	36,064,313
Vital Energy, Inc.†	7.875%	4/15/2032	26,047,000	26,480,756
Vital Energy, Inc.	9.75%	10/15/2030	11,987,000	13,118,729
Vital Energy, Inc.	10.125%	1/15/2028	69,305,000	72,772,260
YPF SA (Argentina)(d)	9.50%	1/17/2031	20,439,000	20,904,641
Total				1,906,243,920

Oil & Gas Services 0.69%
Kodiak Gas Services LLC†	7.25%	2/15/2029	20,572,000	20,968,072
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	37,605,227
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	27,040,000	27,121,228
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	16,836,000	17,056,397
Weatherford International Ltd.†	8.625%	4/30/2030	41,472,000	43,329,697
Total				146,080,621

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 0.88%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	$22,644,000	$20,513,630
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	5.25%	8/15/2027	12,393,000	7,820,912
LABL, Inc.†	6.75%	7/15/2026	19,868,000	19,644,775
LABL, Inc.†	10.50%	7/15/2027	8,001,000	7,941,960
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	39,044,849
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	22,416,727
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	21,876,000	22,308,095
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	23,533,926
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026	22,373,000	22,079,075
Total				185,303,949

Pharmaceuticals 0.54%
BellRing Brands, Inc.†	7.00%	3/15/2030	31,670,000	32,659,117
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%	4/30/2031	23,646,000	21,041,095
Owens & Minor, Inc.†	4.50%	3/31/2029	10,002,000	9,168,077
Owens & Minor, Inc.†	6.625%	4/1/2030	11,634,000	11,556,739
Perrigo Finance Unlimited Co. (Ireland)(d)	4.65%	6/15/2030	24,024,000	22,104,682
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	18,678,000	17,476,842
Total				114,006,552

Pipelines 3.34%
AI Candelaria Spain SA (Spain)†(d)	5.75%	6/15/2033	30,777,000	25,001,973
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	19,229,000	15,620,851
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	4,247,000	3,450,089
AI Candelaria Spain SA (Spain)†(d)	7.50%	12/15/2028	20,943,682	20,527,142
Boardwalk Pipelines LP	5.625%	8/1/2034	31,480,000	31,506,212
Cheniere Energy Partners LP	3.25%	1/31/2032	30,486,000	25,993,111
Colonial Enterprises, Inc.†	3.25%	5/15/2030	19,028,000	17,185,666
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	12,880,000	13,219,923
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	47,805,000	45,219,524
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	30,918,000	31,593,218
DT Midstream, Inc.†	4.30%	4/15/2032	27,064,000	24,612,234
EnLink Midstream LLC†	6.50%	9/1/2030	30,196,000	31,093,153
EQM Midstream Partners LP†	6.375%	4/1/2029	19,742,000	19,902,494
EQM Midstream Partners LP†	6.50%	7/1/2027	30,292,000	30,586,862

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Hess Midstream Operations LP†	5.125%	6/15/2028	$17,974,000	$17,407,201
Kinder Morgan, Inc.	5.20%	6/1/2033	20,771,000	20,466,629
NGPL PipeCo LLC†	3.25%	7/15/2031	24,487,000	20,935,201
NGPL PipeCo LLC†	4.875%	8/15/2027	24,928,000	24,330,517
ONEOK, Inc.	3.95%	3/1/2050	15,796,000	11,660,085
ONEOK, Inc.	4.45%	9/1/2049	22,523,000	18,331,777
ONEOK, Inc.	6.05%	9/1/2033	31,558,000	32,928,803
Sabal Trail Transmission LLC†	4.246%	5/1/2028	16,996,000	16,449,728
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029	26,406,000	23,793,314
Venture Global LNG, Inc.†	8.125%	6/1/2028	13,276,000	13,552,287
Venture Global LNG, Inc.†	8.375%	6/1/2031	23,884,000	24,645,756
Venture Global LNG, Inc.†	9.50%	2/1/2029	24,103,000	25,994,796
Western Midstream Operating LP	4.05%	2/1/2030	70,590,000	65,906,466
Western Midstream Operating LP	6.35%	1/15/2029	20,497,000	21,273,775
Williams Cos., Inc.	5.65%	3/15/2033	28,111,000	28,852,917
Total				702,041,704

Real Estate 0.33%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	21,071,000	20,823,801
Hunt Cos., Inc.†	5.25%	4/15/2029	39,175,000	35,871,427
Newmark Group, Inc.†	7.50%	1/12/2029	11,554,000	11,892,902
Total				68,588,130

REITS 1.31%
Brixmor Operating Partnership LP	5.50%	2/15/2034	22,470,000	22,198,675
EPR Properties	3.60%	11/15/2031	6,279,000	5,252,189
EPR Properties	3.75%	8/15/2029	4,447,000	3,931,687
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	26,711,000	24,402,702
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,738,000	17,626,158
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,444,000	17,470,672
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	22,454,000	20,627,586
Kite Realty Group LP	5.50%	3/1/2034	8,988,000	8,934,640
Rayonier LP	2.75%	5/17/2031	45,499,000	37,589,867
Regency Centers LP	5.25%	1/15/2034	13,482,000	13,435,761
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	22,536,000	23,354,916
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	18,854,000	18,581,066
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,109,000	61,615,883
Total				275,021,802

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail 2.37%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		$25,190,000	$22,462,470
Advance Auto Parts, Inc.	3.50%	3/15/2032		27,892,000	23,931,563
Advance Auto Parts, Inc.	3.90%	4/15/2030		25,324,000	22,980,416
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034		15,738,000	15,703,848
Bath & Body Works, Inc.	5.25%	2/1/2028		20,650,000	20,238,997
Carvana Co.†	13.00%	6/1/2030		22,535,000	21,997,425
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		42,397,000	30,766,809
Gap, Inc.†	3.875%	10/1/2031		51,042,000	43,228,782
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029		28,573,000	27,947,683
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032		14,531,000	14,074,071
LBM Acquisition LLC†	6.25%	1/15/2029		23,913,000	22,443,962
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	24,275,987
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		21,356,000	20,932,602
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		17,685,000	16,574,568
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		36,558,000	35,619,639
SRS Distribution, Inc.†	4.625%	7/1/2028		29,451,000	29,696,356
Staples, Inc.†	7.50%	4/15/2026		22,138,000	21,627,425
Staples, Inc.†	10.75%	4/15/2027		24,782,000	23,579,062
Stonegate Pub Co. Financing 2019 PLC	8.25%	7/31/2025	GBP	27,584,000	33,792,445
Tiffany & Co.	4.90%	10/1/2044		$15,113,000	14,313,694
White Cap Buyer LLC†	6.875%	10/15/2028		13,707,000	13,460,385
Total					499,648,189

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011		22,500,000	–	(f)(j)

Semiconductors 0.84%
Entegris, Inc.†	4.75%	4/15/2029		21,642,000	20,764,653
Marvell Technology, Inc.	5.95%	9/15/2033		21,787,000	22,588,436
Micron Technology, Inc.	5.30%	1/15/2031		12,583,000	12,660,394
ON Semiconductor Corp.†	3.875%	9/1/2028		23,433,000	21,552,598
Qorvo, Inc.†	3.375%	4/1/2031		22,864,000	19,683,933
Qorvo, Inc.	4.375%	10/15/2029		21,594,000	20,259,778
SK Hynix, Inc. (South Korea)†(d)	5.50%	1/16/2029		26,457,000	26,403,679
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033		31,457,000	33,540,689
Total					177,454,160

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Shipbuilding 0.15%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$32,665,000	$30,653,911

Software 1.77%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	37,901,000	34,704,191
Cloud Software Group, Inc.†	6.50%	3/31/2029	41,497,000	39,413,498
Cloud Software Group, Inc.†	9.00%	9/30/2029	68,784,000	66,037,606
Constellation Software, Inc. (Canada)†(d)	5.461%	2/16/2034	13,516,000	13,610,789
Intuit, Inc.	5.50%	9/15/2053	20,897,000	21,708,384
MSCI, Inc.†	3.25%	8/15/2033	31,224,000	25,753,012
MSCI, Inc.†	3.875%	2/15/2031	66,243,000	59,128,316
MSCI, Inc.†	4.00%	11/15/2029	39,348,000	36,414,060
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	22,201,274
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	14,701,704
Twilio, Inc.	3.625%	3/15/2029	14,538,000	13,089,626
Twilio, Inc.	3.875%	3/15/2031	13,736,000	12,003,888
Workday, Inc.	3.80%	4/1/2032	15,788,000	14,384,210
Total				373,150,558

Telecommunications 1.99%
Altice France SA (France)†(d)	5.50%	10/15/2029	27,368,000	18,604,438
Altice France SA (France)†(d)	8.125%	2/1/2027	45,191,000	35,363,686
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	27,239,000	26,720,236
Frontier Communications Holdings LLC†	5.875%	10/15/2027	47,940,000	46,450,336
Frontier Communications Holdings LLC†	6.00%	1/15/2030	1,190,000	1,009,272
Frontier Communications Holdings LLC†	6.75%	5/1/2029	57,642,000	51,433,086
Frontier Communications Holdings LLC†	8.75%	5/15/2030	45,349,000	46,442,255
Hughes Satellite Systems Corp.	5.25%	8/1/2026	34,012,000	28,334,625
Level 3 Financing, Inc.†	11.00%	11/15/2029	14,668,393	15,273,464
Lumen Technologies, Inc.†	4.125%	4/15/2029	7,446,028	4,728,228
Lumen Technologies, Inc.†	4.125%	4/15/2030	7,446,029	4,653,768
Sprint Capital Corp.	6.875%	11/15/2028	48,110,000	51,306,044
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%	1/31/2031	79,166,000	67,101,252
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031	24,505,000	21,144,363
Total				418,565,053

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.26%
Central Japan Railway Co. (Japan)†(d)	4.25%		11/24/2045	$18,040,000	$15,485,198
Rand Parent LLC†	8.50%		2/15/2030	20,809,000	20,636,806
XPO, Inc.†	7.125%		2/1/2032	18,350,000	18,903,197
Total					55,025,201

Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	35,638,000	34,568,828
Total Corporate Bonds (cost $14,827,919,004)					14,576,067,439

FLOATING RATE LOANS(k) 4.20%

Aerospace/Defense 0.12%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(d)	12.072% (3 mo. USD Term SOFR + 6.50%)		12/6/2024	8,102,769	8,092,641
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	19,392,179	16,495,472
Total					24,588,113

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	23,188,024	22,999,622

Beverages 0.10%
Triton Water Holdings, Inc. Term Loan	8.562% (3 mo. USD Term SOFR + 3.25%)		3/31/2028	21,012,988	20,818,723

Building Materials 0.34%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	6,361,699	5,822,959
CP Atlas Buyer, Inc. 2021 Term Loan B	9.18% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	17,926,476	17,744,881
MI Windows and Doors LLC 2024 Term Loan B2	–	(l)	3/21/2031	9,110,000	9,164,113
Quikrete Holdings, Inc. 2024 Term Loan B	–	(l)	3/25/2031	19,133,000	19,164,952
Quikrete Holdings, Inc. 2024 Term Loan B1	–	(l)	3/19/2029	19,133,000	19,164,570
Total					71,061,475

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals 0.10%
Iris Holding, Inc. Term Loan	10.163% (3 mo. USD Term SOFR + 4.75%)	6/28/2028		$22,064,985	$21,145,537

Construction & Engineering 0.10%
Brand Industrial Services, Inc. 2023 Term Loan B	10.806% (3 mo. USD Term SOFR + 5.50%)	8/1/2030		21,182,266	21,299,510

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%)	8/11/2025		23,533,123	17,242,248

Diversified Capital Goods 0.13%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.452% (3 mo. EURIBOR + 3.50%)	3/16/2029	EUR	25,074,401	26,781,000

Diversified Financial Services 0.15%
Jane Street Group LLC 2024 Term Loan B	7.942% (1 mo. USD Term SOFR + 2.50%)	1/26/2028		$31,917,526	31,969,392

Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.059% (3 mo. USD Term SOFR + 4.75%)	12/31/2027		7,210	7,263

Electric: Generation 0.02%
Astoria Energy LLC 2020 Term Loan B	8.942% (3 mo. USD Term SOFR + 3.50%)	12/10/2027		517,030	518,645
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.064% (3 mo. USD Term SOFR + 1.50%)	7/28/2028		1,720,948	1,049,778
Frontera Generation Holdings LLC 2021 Term Loan	18.564% (3 mo. USD Term SOFR + 13.00%)	7/28/2026		1,773,053	2,081,121
Total					3,649,544

Entertainment 0.15%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(d)	9.071% (3 mo. USD Term SOFR + 3.50%)	11/12/2029		31,875,000	31,863,047

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Gas Distribution 0.11%
Freeport LNG Investments LLLP Term Loan B	9.079% (3 mo. USD Term SOFR + 3.50%)		12/21/2028	$22,447,233	$22,323,549

Health Care Products 0.21%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.677% (1 mo. USD Term SOFR + 3.25%)		5/10/2027	44,668,277	44,255,095

Health Care Services 0.06%
Pacific Dental Services LLC 2024 Term Loan B	–	(l)	3/7/2031	12,389,328	12,407,416

Healthcare 0.21%
Athenahealth Group, Inc. 2022 Term Loan B	8.58% (1 mo. USD Term SOFR + 3.25%)		2/15/2029	21,024,718	20,878,597
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.829% (1 mo. USD Term SOFR + 4.50%)		2/4/2027	22,420,214	22,513,258
Total					43,391,855

Information Technology 0.30%
Cloud Software Group, Inc. 2022 USD Term Loan B	9.909% (2 mo. USD Term SOFR + 4.50%) (3 mo. USD Term SOFR + 4.50%)		3/30/2029	23,191,203	23,112,005
McAfee LLC 2022 USD Term Loan B	9.176% (1 mo. USD Term SOFR + 3.75%)		3/1/2029	31,493,863	31,509,295
Proofpoint, Inc. 1st Lien Term Loan	–	(l)	8/31/2028	8,451,385	8,465,203
Total					63,086,503

Machinery: Diversified 0.22%
LSF12 Badger Bidco LLC Term Loan B	11.33% (1 mo. USD Term SOFR + 6.00%)		8/30/2030	22,482,897	22,609,476
SPX Flow, Inc. 2022 Term Loan	9.927% (1 mo. USD Term SOFR + 4.50%)		4/5/2029	22,593,694	22,714,909
Total					45,324,385

Manufacturing 0.02%
II-VI, Inc. 2022 Term Loan B	8.195% (1 mo. USD Term SOFR + 2.75%)		7/2/2029	4,007,902	4,020,928

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.34%
Cengage Learning, Inc. 2024 Term Loan B	9.579% (3 mo. USD Term SOFR + 4.25%)		3/15/2031	$20,010,000	$20,013,101
Sinclair Television Group, Inc. 2021 Term Loan B3	8.445% (1 mo. USD Term SOFR + 3.00%)		4/1/2028	23,255,853	18,759,799
Sinclair Television Group, Inc. 2022 Term Loan B4	9.18% (1 mo. USD Term SOFR + 3.75%)		4/21/2029	1,257,165	1,009,403
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.79% (6 mo. USD Term SOFR + 3.25%)		3/31/2031	33,226,000	32,778,280
Total					72,560,583

Metal Fabricate/Hardware 0.20%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.327% (1 mo. USD Term SOFR + 4.00%)		8/16/2029	21,025,776	21,168,121
Tank Holding Corp. 2022 Term Loan	11.177% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	21,877,328	21,662,055
Total					42,830,176

Oil & Gas 0.11%
Parkway Generation LLC Term Loan B	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	19,834,271	19,814,437
Parkway Generation LLC Term Loan C	10.324% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	2,634,861	2,632,226
Total					22,446,663

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(l)	5/16/2024	785,095	98,529	(m)

Real Estate 0.02%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.33% (1 mo. USD Term SOFR + 4.00%)		1/31/2030	5,152,091	5,171,412

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 0.30%
IRB Holding Corp. 2024 Term Loan B	8.177% (1 mo. USD Term SOFR + 2.75%)		12/15/2027	$28,304,000	$28,343,909
Restoration Hardware, Inc. Term Loan B	7.942% (1 mo. USD Term SOFR + 2.50%)		10/20/2028	35,863,694	35,048,333
Total					63,392,242

Semiconductors 0.12%
MKS Instruments, Inc. 2023 USD Term Loan B	7.823% (1 mo. USD Term SOFR + 2.50%)		8/17/2029	26,333,813	26,385,954

Service 0.10%
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.327% (1 mo. USD Term SOFR + 3.00%)		7/2/2029	21,491,161	21,516,736

Software 0.33%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.809% (3 mo. USD Term SOFR + 3.50%)		2/24/2031	22,501,908	22,662,684
Banff Merger Sub, Inc. 2023 USD Term Loan	9.58% (1 mo. USD Term SOFR + 4.25%)		12/29/2028	21,959,918	22,126,923
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.063% (3 mo. USD Term SOFR + 4.75%)		10/28/2030	25,032,500	25,197,589
Total					69,987,196

Utilities 0.15%
Calpine Corp. 2024 Term Loan B10	–	(l)	1/31/2031	5,299,728	5,273,495
Calpine Corp. Term Loan B9	–	(l)	1/31/2031	26,179,272	26,061,988
Total					31,335,483
Total Floating Rate Loans (cost $884,430,314)					883,960,179

FOREIGN GOVERNMENT OBLIGATIONS 5.36%

Angola 0.26%
Angola Government International Bonds(d)	9.375%		5/8/2048	63,270,000	54,755,187

Argentina 0.28%
Argentina Republic Government International Bonds(d)	0.75%	(n)	7/9/2030	112,506,166	59,211,995

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Benin 0.06%
Benin Government International Bonds†(d)	7.96%		2/13/2038		$12,038,000	$11,744,574

Brazil 0.20%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	214,000,000	41,737,546

Colombia 0.16%
Colombia Government International Bonds(d)	8.00%		4/20/2033		$31,633,000	33,451,295

Costa Rica 0.27%
Costa Rica Government International Bonds†(d)	7.158%		3/12/2045		54,766,000	57,475,680

Dominican Republic 0.43%
Dominican Republic International Bonds†(d)	6.00%		2/22/2033		93,178,000	90,707,251

Ecuador 0.20%
Ecuador Government International Bonds†(d)	6.00%	(n)	7/31/2030		62,772,457	42,725,297

Egypt 0.12%
Egypt Government International Bonds(d)	8.50%		1/31/2047		4,553,000	3,623,551
Egypt Government International Bonds(d)	8.50%		1/31/2047		27,034,000	21,515,279
Total						25,138,830

El Salvador 0.33%
El Salvador Government International Bonds(d)	8.625%		2/28/2029		80,692,000	70,384,650

Gabon 0.13%
Gabon Government International Bonds(d)	6.95%		6/16/2025		8,745,000	8,594,149
Gabon Government International Bonds(d)	6.95%		6/16/2025		18,379,000	18,061,962
Total						26,656,111

Kenya 0.19%
Republic of Kenya Government International Bonds(d)	7.00%		5/22/2027		19,700,000	19,246,742
Republic of Kenya Government International Bonds†(d)	9.75%		2/16/2031		20,552,000	21,104,335
Total						40,351,077

Mexico 0.35%
Mexico Bonos	7.50%		5/26/2033	MXN	1,367,800,000	73,311,348

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Montenegro 0.09%
Montenegro Government International Bonds†(d)	7.25%	3/12/2031		$17,532,000	$17,862,566

Nigeria 0.35%
Nigeria Government International Bonds(d)	7.143%	2/23/2030		58,674,000	53,432,887
Nigeria Government International Bonds(d)	7.625%	11/28/2047		27,075,000	21,101,984
Total					74,534,871

Panama 0.19%
Panama Government International Bonds(d)	6.40%	2/14/2035		14,856,000	14,066,093
Panama Government International Bonds(d)	7.50%	3/1/2031		8,576,000	8,910,819
Panama Government International Bonds(d)	9.375%	4/1/2029		14,881,000	16,685,938
Total					39,662,850

Paraguay 0.05%
Paraguay Government International Bonds†	7.90%	2/9/2031	PYG	82,052,000,000	11,535,441

Senegal 0.35%
Senegal Government International Bonds†(d)	6.25%	5/23/2033		$85,313,000	72,930,074

Serbia 0.21%
Serbia International Bonds†(d)	6.25%	5/26/2028		42,356,000	43,309,772

Sri Lanka 0.13%
Sri Lanka Government International Bonds†(d)(i)	5.875%	7/25/2022		45,243,000	26,857,105

Turkey 0.76%
Istanbul Metropolitan Municipality†(d)	10.50%	12/6/2028		20,592,000	22,085,950
Turkiye Government International Bonds(d)	5.125%	2/17/2028		112,768,000	107,266,500
Turkiye Government International Bonds(d)	9.375%	3/14/2029		27,200,000	29,631,680
Total					158,984,130

Uruguay 0.22%
Uruguay Government International Bonds	9.75%	7/20/2033	UYU	1,645,058,743	46,111,153

Venezuela 0.03%
Venezuela Government International Bonds(b)(d)(i)	11.75%	10/21/2026		$34,694,300	6,436,786
Venezuela Government International Bonds(d)(i)	12.75%	8/23/2022		4,517,400	790,311
Total					7,227,097
Total Foreign Government Obligations (cost $1,079,255,519)					1,126,665,900

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.89%
Government National Mortgage Association(o)	2.50%	TBA	$33,429,000		$28,496,932
Government National Mortgage Association(o)	3.00%	TBA	148,709,000		131,245,675
Government National Mortgage Association(o)	3.50%	TBA	65,450,000		59,602,606
Government National Mortgage Association(o)	4.00%	TBA	118,032,000		110,483,681
Government National Mortgage Association(o)	4.50%	TBA	84,827,000		81,517,481
Government National Mortgage Association(o)	5.00%	TBA	107,442,000		105,631,322
Government National Mortgage Association(o)	5.50%	TBA	104,359,000		104,232,960
Government National Mortgage Association(o)	6.00%	TBA	103,656,000		104,493,131
Government National Mortgage Association(o)	6.50%	TBA	204,377,000		207,651,800
Government National Mortgage Association(o)	7.00%	TBA	102,323,000		104,480,544
Uniform Mortgage-Backed Security(o)	2.50%	TBA	56,660,000		46,874,700
Uniform Mortgage-Backed Security(o)	4.00%	TBA	58,368,000		54,080,783
Uniform Mortgage-Backed Security(o)	4.50%	TBA	79,396,000		75,629,267
Uniform Mortgage-Backed Security(o)	5.50%	TBA	258,890,000		258,597,305
Uniform Mortgage-Backed Security(o)	6.00%	TBA	295,522,000		299,112,261
Uniform Mortgage-Backed Security(o)	6.50%	TBA	140,311,000		143,310,379
Uniform Mortgage-Backed Security(o)	7.00%	TBA	159,805,000		164,575,456
Total Government Sponsored Enterprises Pass-Throughs (cost $2,076,557,794)					2,080,016,283

INVESTMENTS IN AFFILIATED UNDERLYING FUNDS 0.07%
Lord Abbett Private Credit Fund 1, LP(p)(q) (cost $15,559,467)			15,559,467	(r)	15,559,467

MUNICIPAL BONDS 0.35%

Government 0.11%
Foothill-Eastern Transportation Corridor Agency CA	4.094%	1/15/2049	26,814,000		22,621,146

Miscellaneous 0.16%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042	17,645,000		20,163,727
New York City Industrial Development Agency NY†	11.00%	3/1/2029	13,278,000		14,996,339
Total					35,160,066

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%	7/1/2045	22,085,000		16,592,533	(c)
Total Municipal Bonds (cost $86,449,982)					74,373,745

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.84%
Bank Series 2024-5YR5 Class A3	5.702%		2/15/2029	$21,860,000	$22,421,419
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.396% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	9,960,000	7,078,042
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	22,780,000	23,477,756
Benchmark Mortgage Trust Series 2024-V6 Class A3(b)	5.926%		3/15/2029	47,420,000	48,999,745
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.872% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	52,060,000	52,018,409
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.668% (1 mo. USD Term SOFR + 1.34%)	#	3/15/2041	55,600,000	55,697,272
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	9,835,000	10,334,565
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	27,502,000	23,819,378
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.14% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	41,121,000	40,842,405
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.767% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	35,050,000	35,146,009
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.692% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	26,940,000	26,993,519
BX Trust Series 2021-ARIA Class A†	6.339% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	12,340,000	12,226,868
BX Trust Series 2022-PSB Class A†	7.776% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	36,023,271	36,293,223
CF Trust Series 2019-BOSS Class A1†	8.623% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	18,050,000	17,700,978
Chase Home Lending Mortgage Trust Series 2024-1A2 Class A2†	6.50%	#(s)	1/25/2055	38,638,681	39,030,516
CIM Trust Series 2018-INV1 Class B1†	4.711%	#(s)	8/25/2048	8,091,312	7,614,508
CIM Trust Series 2020-J1 Class A2†	2.50%	#(s)	7/25/2050	8,547,738	6,988,585
CIM Trust Series 2021-J1 Class A1†	2.50%	#(s)	3/25/2051	9,164,142	7,386,306
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(s)	5/25/2051	41,933,535	34,007,312

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(s)	11/27/2051	$61,885,804	$51,962,929
CS Master Trust Series 2021-BLUF Class A†(i)	9.61% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023	19,335,000	18,845,185	(c)
CSMC Trust Series 2021-BPNY Class A†	9.155% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	38,040,000	34,221,564
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.32% (30 day USD SOFR Average + 4.00%)	#	7/25/2042	7,550,000	8,041,209
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.42% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	20,968,482	21,365,436
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.57% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	43,500,000	45,704,428
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.17% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	11,322,741	11,275,918
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.72% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	16,065,000	16,378,862
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.62% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	28,824,233	29,454,549
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.87% (30 day USD SOFR Average + 3.55%)	#	8/25/2042	32,190,000	33,838,041
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.67% (30 day USD SOFR Average + 3.35%)	#	11/25/2043	24,400,000	25,588,763
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.32% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	25,930,000	27,356,946

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03 Class 1M2†	8.82% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	$13,035,000	$13,682,855
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.22% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	17,850,000	19,059,819
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.02% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	9,700,000	10,056,946
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.12% (30 day USD SOFR Average + 1.80%)	#	1/25/2044	7,525,000	7,575,875
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.535% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	17,941,179	18,699,244
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.52% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	10,993,279	11,014,699
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.87% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	18,933,263	19,445,037
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.721% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	42,600,795	43,773,416
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(s)	9/25/2051	10,350,857	8,342,799
Great Wolf Trust Series 2024-WOLF Class A†	6.842% (1 mo. USD Term SOFR + 1.54%)	#	3/15/2039	26,070,000	26,152,793
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(s)	6/25/2051	18,704,628	15,075,945
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(s)	10/25/2051	6,841,830	5,514,521
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.417% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	41,970,000	42,174,142

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(s)	11/25/2051	$14,845,644	$12,947,359
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ4 Class A34†	2.50%	#(s)	9/25/2052	8,324,702	6,637,159
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(s)	11/25/2051	21,598,727	17,408,591
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(s)	1/25/2052	14,120,073	11,380,790
Hilton Orlando Trust Series 2018-ORL Class A†	6.392% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	13,143,000	13,137,408
HPLY Trust Series 2019-HIT Class A†	6.436% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	17,841,639	17,801,155
JP Morgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(s)	1/25/2051	8,953,058	7,613,015
JP Morgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(s)	2/25/2052	10,992,129	8,859,665
JP Morgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(s)	11/25/2051	7,578,613	6,108,368
JP Morgan Mortgage Trust Series 2021-INV5 Class A2†	3.00%	#(s)	12/25/2051	9,372,134	7,869,390
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(s)	5/25/2052	38,882,754	32,648,227
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(s)	10/25/2052	16,952,225	14,234,077
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.141% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	25,654,474	(c)
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.621% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	37,340,000	37,055,156
NRTH Mortgage Trust Series 2024-PARK Class A†	6.941% (1 mo. USD Term SOFR + 1.64%)	#	3/15/2041	33,700,000	33,800,258
SHOW Trust Series 2022-BIZ Class A†	8.302% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	76,528,091
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.326% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	13,730,000	13,655,045
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(s)	3/15/2040	23,430,000	23,587,815
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,462,495,466)					1,439,604,779

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investments	Dividend Rate	Shares	Fair Value
PREFERRED STOCKS 0.12%

Automobiles 0.06%
Dr Ing hc F Porsche AG†(e)	2.31%	112,862	$11,236,120	(c)

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon	205,069	13,329,485
Total Preferred Stocks (cost $16,460,238)			24,565,605
Total Long-Term Investments (cost $23,166,892,929)			23,100,111,768

		Principal Amount‡
SHORT-TERM INVESTMENTS 0.34%

Repurchase Agreements 0.23%
Repurchase Agreement dated 3/28/2024, 2.800%% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $49,142,900 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $48,554,603; proceeds: $47,617,356 (cost $47,602,547)		$47,602,547	47,602,547

		Shares
MONEY MARKET FUNDS 0.10%
Fidelity Government Portfolio(t) (cost $22,225,190)		22,225,190	22,225,190

TIME DEPOSITS 0.01%
CitiBank N.A.(t) (cost $2,469,466)		2,469,466	2,469,466
Total Short-Term Investments (cost $72,297,203)			72,297,203
Total Investments in Securities 110.13% (cost $23,239,190,132)			23,172,408,971
Other Assets and Liabilities – Net(u) (10.13)%			(2,132,259,420)
Net Assets 100.00%			$21,040,149,551

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PYG	Paraguay Guarani.
UYU	Uruguayan Peso.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $12,685,964,332, which represents 60.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Amount is less than $1.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(l)	Interest Rate to be determined.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee.
(n)	Step Bond – Security with a predetermined schedule of interest rate changes.
(o)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(p)	Affiliated issuers (See Note 5).
(q)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $15,559,467 or 0.07% of net assets.
(r)	Principal amount represents partnership interest.
(s)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(t)	Security was purchased with the cash collateral from loaned securities.
(u)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$723,287	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	1,457,618
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$2,180,905

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$(1,769,268)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(1,394,201)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(3,868,175)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(7,031,644)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $587,579, which includes upfront payment of $135,708. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	37,500,000	$24,624,585	$24,462,851	$161,734
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	9,611,000	6,290,255	6,269,666	20,589
British pound	Sell	Morgan Stanley	5/17/2024	11,381,000	14,523,373	14,368,003	155,370
British pound	Sell	State Street Bank and Trust	5/17/2024	4,847,000	6,205,224	6,119,120	86,104
Canadian dollar	Sell	Bank of America	5/9/2024	20,663,000	15,329,840	15,262,845	66,995
Canadian dollar	Sell	Morgan Stanley	5/9/2024	14,143,000	10,517,125	10,446,809	70,316
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	14,160,000	10,514,596	10,459,366	55,230
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	8,465,000	6,279,143	6,252,721	26,422
Euro	Sell	Morgan Stanley	5/22/2024	58,548,000	63,490,716	63,287,606	203,110
Euro	Sell	State Street Bank and Trust	5/22/2024	10,505,000	11,355,426	11,355,406	20
Japanese yen	Sell	Morgan Stanley	5/16/2024	3,440,000,000	23,158,647	22,878,642	280,005
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,125,895

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	5/10/2024	15,085,000	$9,906,789	$9,840,590	$(66,199)
Australian dollar	Buy	State Street Bank and Trust	5/10/2024	16,918,000	11,066,944	11,036,335	(30,609)
British pound	Buy	Morgan Stanley	5/17/2024	3,672,000	4,649,732	4,635,736	(13,996)
British pound	Buy	Morgan Stanley	5/17/2024	2,093,000	2,657,020	2,642,319	(14,701)
British pound	Buy	Toronto Dominion Bank	5/17/2024	1,424,000	1,798,372	1,797,736	(636)
Euro	Buy	Morgan Stanley	5/22/2024	3,395,000	3,680,031	3,669,834	(10,197)
Euro	Buy	Morgan Stanley	5/22/2024	3,863,000	4,232,864	4,175,719	(57,145)
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	7,663,000	4,998,295	4,998,902	(607)
Australian dollar	Sell	State Street Bank and Trust	5/10/2024	8,408,000	5,480,922	5,484,897	(3,975)
British pound	Sell	Morgan Stanley	5/17/2024	60,700,000	76,624,736	76,631,031	(6,295)
Canadian dollar	Sell	Morgan Stanley	5/9/2024	4,716,000	3,473,856	3,483,501	(9,645)
Canadian dollar	Sell	Morgan Stanley	5/9/2024	8,384,000	6,176,488	6,192,890	(16,402)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(230,407)

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2024	9,605	Long	$1,026,773,787	$1,027,885,078	$1,111,291

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2024	4,708	Short	$(518,316,177)	$(521,631,687)	$(3,315,510)
U.S. 2-Year Treasury Note	June 2024	4,991	Long	1,022,592,995	1,020,581,521	(2,011,474)
U.S. Long Bond	June 2024	2,809	Short	(331,388,809)	(338,308,938)	(6,920,129)
U.S. Ultra Treasury Bond	June 2024	2,097	Short	(264,132,265)	(270,513,000)	(6,380,735)
Total Unrealized Depreciation on Futures Contracts						$(18,627,848)

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$916,753,673	$29,455,718		$946,209,391
Remaining Industries	–	338,131,596	–		338,131,596
Common Stocks
Automobile Components	–	7,530,339	–		7,530,339
Electric-Generation	–	62,997	–		62,997
Entertainment	54,783,198	20,161,624	–		74,944,822
Hotels, Restaurants & Leisure	83,118,910	19,913,524	–		103,032,434
Miscellaneous Financials	–	–	6,118,900		6,118,900
Personal Care Products	–	7,750,395	–		7,750,395
Specialty Retail	57,281,406	985,684	–		58,267,090
Textiles, Apparel & Luxury Goods	67,006,230	31,742,790	–		98,749,020
Transportation Infrastructure	–	1,975,468	–		1,975,468
Remaining Industries	1,236,525,919	–	–		1,236,525,919
Corporate Bonds
Banks	–	1,130,922,648	1		1,130,922,649
Diversified Financial Services	–	484,349,605	–	(3)	484,349,605
Mining	–	386,947,247	–	(4)	386,947,247
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	12,573,847,938	–		12,573,847,938
Floating Rate Loans
Personal & Household Products	–	–	98,529		98,529
Remaining Industries	–	883,861,650	–		883,861,650
Foreign Government Obligations	–	1,126,665,900	–		1,126,665,900
Government Sponsored Enterprises Pass-Throughs	–	2,080,016,283	–		2,080,016,283
Investments In Affiliated
Underlying Funds	15,559,467	–	–		15,559,467
Municipal Bonds
Tax Revenue	–	–	16,592,533		16,592,533
Remaining Industries	–	57,781,212	–		57,781,212
Non-Agency Commercial Mortgage-Backed Securities	–	1,395,105,120	44,499,659		1,439,604,779
Preferred Stocks	–	13,329,485	11,236,120		24,565,605
Short-Term Investments
Repurchase Agreements	–	47,602,547	–		47,602,547
Money Market Funds	22,225,190	–	–		22,225,190
Time Deposits	–	2,469,466	–		2,469,466
Total	$1,536,500,320	$21,527,907,191	$108,001,460		$23,172,408,971

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$2,180,905	$–	$2,180,905
Liabilities	–	(7,031,644)	–	(7,031,644)
Forward Foreign Currency Exchange Contracts
Assets	–	1,125,895	–	1,125,895
Liabilities	–	(230,407)	–	(230,407)
Futures Contracts
Assets	1,111,291	–	–	1,111,291
Liabilities	(18,627,848)	–	–	(18,627,848)
Total	$(17,516,557)	$(3,955,251)	$–	$(21,471,808)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investment to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

48

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

49

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the market value loaned and the value received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$24,308,802	$24,694,656

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2024:

Affiliated Issuer	Value at 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 3/31/2024	Shares as of 3/31/2024	Dividend Income	Percent Ownership at 3/31/2024
Lord Abbett Private Credit Fund 1, LP	–	$15,559,467	–	–	–	$15,559,467	15,559,467	–	0.07%

50

QPHR-BOND-1Q

(05/24)